Consolidated Balance sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	18,000,000	18,000,000
Ordinary shares, shares issued (in Shares)	[1]	2,905,300	265,300
Ordinary shares, shares outstanding (in Shares)	[1]	2,905,300	265,300
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	2,000,000	2,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	160,000	160,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.